1605(c) De-SPAC and Related Financing Transactions, Effects	Dec. 31, 2025
Terrestrial and its Affiliates [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]

The following describes the potential benefits and detriments to certain groups of stakeholders in connection with the Business Combination:

•        FACT:    The FACT Board determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including but not limited to PAD’s market opportunity, end-to-end customer solutions, and experienced management team. The FACT Board also reviewed the financial analysis and opinion of ERShares to the effect that, as of November 23, 2025 and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by ERShares as set forth in its written opinion, the Transaction Consideration to be paid by FACT in the Merger pursuant to the Business Combination Agreement was fair, from a financial point of view, to the FACT Unaffiliated Shareholders. The FACT Board also considered the potential detriments of the Business Combination to FACT, including PAD’s limited operating history, regulatory risks, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, and the risks and costs to FACT if the Business Combination is not achieved, including the risk that it may result in FACT being unable to complete a business combination and force FACT to liquidate. For more information, see “— The FACT Board’s Reasons for the Approval of the Business Combination,” and various risks described under the section entitled “Risk Factors.”

•        Sponsor and Sponsor HoldCo:    The Sponsor and Sponsor HoldCo expect to receive substantial consideration in the Business Combination, including the following shares, calculated assuming the 50% Redemptions Scenario: (i) 3,433,179 shares of New PAD Common Stock upon the exchange of 3,433,179 FACT Class B Shares, which were initially purchased prior to the FACT IPO for approximately $0.0037 per share and (ii) 331,837 shares of New PAD Common Stock upon the exchange of 331,837 FACT Class A Shares, which were initially purchased in a private placement that closed concurrently with the FACT IPO for $10.00 per share, and (iii) 134,985 shares of New PAD Common Stock (assuming the forfeiture of 1,878,333 Sponsor and FACT Forfeited Shares and 600,000 unvested Sponsor Performance Bonus Shares and no forfeiture of Sponsor HoldCo Contributed Shares). The Sponsor and Sponsor HoldCo are also entitled to continued indemnification by New PAD following the Closing pursuant to the terms of the Business Combination Agreement. The Sponsor and Sponsor HoldCo are also entitled to the repayment of any out-of-pocket expenses, advances or loans made by the Sponsor or Sponsor HoldCo (of which there are none as of the date of this proxy statement/prospectus). For more information, see “— Compensation to be Received by the Sponsor, Sponsor HoldCo, and FACT’s Officers and Directors in Connection with the Business Combination.” The Sponsor and Sponsor HoldCo will only be able to realize a return on their equity in FACT (which may be materially higher than the return realized by Public Shareholders) if FACT completes a business combination. In addition, the Sponsor and Sponsor HoldCo face potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s and Sponsor HoldCo’s role in the Business Combination, and the risk that if the Business Combination is not achieved, FACT may be unable to consummate a business combination and be forced to liquidate, resulting in the Sponsor’s and Sponsor HoldCo’s investment being worthless.

•        FACT Independent Directors, Executive Chairman and Senior Advisor:    FACT’s independent directors currently own 30,000 Founder Shares, which will be exchanged for an estimated 30,000 shares of New PAD Common Stock in the Business Combination. FACT’s Executive Chairman owns 130,000 Founder Shares, which will be exchanged for an estimated 30,000 shares of New PAD Common Stock in the Business Combination. FACT’s Senior Advisor is entitled to receive 20,000 FACT Class A Shares at the closing of the Business Combination. Such persons have waived any claim against the Trust Account for redemption of such Founder Shares. FACT’s independent directors and advisor are also entitled to the repayment of any out-of-pocket expenses, advances or loans made by them (of which there are none as of the date of this proxy statement/prospectus). Accordingly, in the event that FACT liquidates, the FACT independent directors and advisor may lose their entire investment. In addition, the FACT directors face potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or such directors’ roles in the Business Combination.

•        PAD:    The PAD Board determined that the Merger presents an attractive business opportunity in light of certain factors, including that the Merger will expand both the access to capital for PAD and the range of investors potentially available to PAD as a public company, taking into account PAD’s expected cash resources and need for additional capital and the potential infusion of capital at Closing, as well as the ability to use publicly traded New PAD’s Common Stock as consideration for the acquisitions that PAD is currently contemplating as well as to attract talent and engage in additional strategic transactions going forward. The PAD Board also considered the potential uncertainties and risks of the Merger to PAD, including the possibility that the Merger might not be completed in a timely manner or at all, the potential adverse effect of the public announcement of the Merger on PAD’s reputation and its ability to obtain financing in the future in the event that the Merger is not completed, the costs involved in connection with completing the Merger, the time and effort of PAD management required to complete the Merger, the related disruptions or potential disruptions to PAD’s business operations and future prospects, and related administrative challenges associated with combining the companies. For more information, see “— PAD’s Reasons for the Business Combination” and various risks described under the section entitled “Risk Factors.”

•        Unaffiliated Public Shareholders:    The unaffiliated Public Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination. Non-redeeming Public Shareholders will have the opportunity to participate in the potential future growth of PAD, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the FACT Board described more fully in “— The FACT Board’s Reasons for Approval of the Business Combination,” the various other risks associated with the Business Combination, the business of FACT and the business of PAD, as described further under the section entitled “Risk Factors,” the potential conflicts of interest described under “— Interests of the Sponsor, Sponsor HoldCo, and FACT’s Directors and Officers in the Business Combination,” and the potential material dilution they may experience as described more fully in the section entitled “Dilution.” Redeeming Public Shareholders have the opportunity to receive their pro rata share of the aggregate amount on deposit in the Trust Account, less taxes paid and payable, calculated as of two business days prior to the consummation of the Business Combination. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of PAD following the Business Combination.

FACT II [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	possible structural protections for minority shareholders, and the risks and costs to FACT if the Business Combination is not achieved, including the risk that it may result in FACT being unable to complete a business combination and force FACT to liquidate. For more information, see “— The FACT Board’s Reasons for the Approval of the Business Combination,” and various risks described under the section entitled “Risk Factors.”
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The FACT Board determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including but not limited to PAD’s market opportunity, end-to-end customer solutions, and experienced management team.
Sponsor [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	In addition, the Sponsor and Sponsor HoldCo face potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s and Sponsor HoldCo’s role in the Business Combination, and the risk that if the Business Combination is not achieved, FACT may be unable to consummate a business combination and be forced to liquidate, resulting in the Sponsor’s and Sponsor HoldCo’s investment being worthless.
Executive Chairman and Senior Advisor [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	In addition, the FACT directors face potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or such directors’ roles in the Business Combination.
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	Executive Chairman and Senior Advisor: FACT’s independent directors currently own 30,000 Founder Shares, which will be exchanged for an estimated 30,000 shares of New PAD Common Stock in the Business Combination. FACT’s Executive Chairman owns 130,000 Founder Shares, which will be exchanged for an estimated 30,000 shares of New PAD Common Stock in the Business Combination. FACT’s Senior Advisor is entitled to receive 20,000 FACT Class A Shares at the closing of the Business Combination. Such persons have waived any claim against the Trust Account for redemption of such Founder Shares. FACT’s independent directors and advisor are also entitled to the repayment of any out-of-pocket expenses, advances or loans made by them (of which there are none as of the date of this proxy statement/prospectus). Accordingly, in the event that FACT liquidates, the FACT independent directors and advisor may lose their entire investment. In addition, the FACT directors face potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or such directors’ roles in the Business Combination.
Unaffiliated Public Shareholders [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	Non-redeeming Public Shareholders will have the opportunity to participate in the potential future growth of PAD, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the FACT Board described more fully in “— The FACT Board’s Reasons for Approval of the Business Combination,” the various other risks associated with the Business Combination, the business of FACT and the business of PAD, as described further under the section entitled “Risk Factors,” the potential conflicts of interest described under “— Interests of the Sponsor, Sponsor HoldCo, and FACT’s Directors and Officers in the Business Combination,” and the potential material dilution they may experience as described more fully in the section entitled “Dilution.” Redeeming Public Shareholders have the opportunity to receive their pro rata share of the aggregate amount on deposit in the Trust Account, less taxes paid and payable, calculated as of two business days prior to the consummation of the Business Combination. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of PAD following the Business Combination.
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The unaffiliated Public Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination.